Offsetting, Enforceable Master Netting Arrangements, and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets subject to offsetting enforceable master netting arrangements and similar agreements [line items]
Gross amounts of recognized financial assets	€ 723	€ 1,341
Gross amounts of recognized financial liabilities set off in the statement of financial position	5	0
Net amounts of financial assets presented in the statement of financial position	718	1,341
Related amounts not set off in the statements of financial position, Financial instruments	628	631
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	81	707
Net amount	8	2
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	2,302	2,361
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	2,302	2,361
Related amounts not set off in the statements of financial position, Financial instruments	1,537	1,245
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	710	1,026
Net amount	55	90
Derivatives [member]
Disclosure of financial assets subject to offsetting enforceable master netting arrangements and similar agreements [line items]
Gross amounts of recognized financial assets	723	1,341
Gross amounts of recognized financial liabilities set off in the statement of financial position	5	0
Net amounts of financial assets presented in the statement of financial position	718	1,341
Related amounts not set off in the statements of financial position, Financial instruments	628	631
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	81	707
Net amount	8	2
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	2,302	2,361
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	2,302	2,361
Related amounts not set off in the statements of financial position, Financial instruments	1,537	1,245
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	710	1,026
Net amount	€ 55	€ 90